Related Party Transactions Level 4 (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2010	Dec. 31, 2009
Related Party Transaction [Line Items]
sales to joint venture		$ 33,000,000	$ 27,000,000	$ 12,000,000
due to joint ventures		2,000,000	26,000,000
Forgiveness of Note Receivable from Parent		0	0	24,000,000
Non-cash distribution declared to parent		0	0	208,000,000
Aggregate balance of MSC Holdings LLC PIK Facility			247,000,000	247,000,000
Cash on deposit as collateral for related party loan			11,000,000
Due from Joint Ventures		10,000,000	15,000,000
Apollo [Member]
Related Party Transaction [Line Items]
Annual management consulting fee		$ 3,000,000
Annual management consulting fee percentage		2.00%
Management Consulting Fees		$ 3,000,000	3,000,000	3,000,000
Apollo Affiliates and Other Related Parties [Member]
Related Party Transaction [Line Items]
Due from Related Parties		1,000,000	11,000,000
Due to Related Parties		1,000,000	1,000,000
Net Sales to Related Parties		59,000,000	114,000,000	114,000,000
Purchases From Related Parties		3,000,000	5,000,000	31,000,000
Apollo Global Securities [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Other Revenues from Transactions with Related Party	$ 1,000,000			1,000,000
related party structuring fees received				1
MSC Holdings LLC [Member]
Related Party Transaction [Line Items]
Face value of the outstanding paid in kind debt facility					$ 180,000,000
Note receivable from parent						$ 24,000,000
Loan Receivable Acquisition Value [Table Text Block]		24,000,000
Momentive Performance Materials Inc. [Member]
Related Party Transaction [Line Items]
Shared Services Costs Incurred by MSC		70,000,000	131,000,000	121,000,000
Shared Services Costs Incurred by MPM		60,000,000	99,000,000	92,000,000
Shared Services Billings - MSC to MPM		$ 35,000,000	$ 49,000,000	31,000,000
Shared Service Cost Allocation Percentage - MSC		57.00%	54.00%
Shared Service Cost Allocation Percentage - MPM		43.00%	46.00%
Due from Related Parties		$ 7,000,000	$ 9,000,000
Related Party Transaction, Purchases from Related Party		3,000,000	8,000,000	9,000,000
MPM Distribution Agreement [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Purchases from Related Party		28,000,000	29,000,000
Distribution Fees		1,000,000
Accounts Payable, Related Parties		2,000,000
Momentive Performance Materials Holdings LLC [Member]
Related Party Transaction [Line Items]
Billings from Parent Company				13,000,000
HAI [Member]
Related Party Transaction [Line Items]
Due from Related Parties		1,000,000	8,000,000
Due to Related Parties		1,000,000	2,000,000
Net Sales to Related Parties		72,000,000	107,000,000	104,000,000
Purchases From Related Parties		16,000,000	36,000,000	31,000,000
Cash Dividends Declared to Parent Company by Unconsolidated Subsidiaries		19,000,000	14,000,000
Carrying Value of Assets of HAI		44,000,000	53,000,000
Carrying Value of Liabilities of HAI		14,000,000	16,000,000
Future price concessions				16,000,000
settlement discounts issued to related party		5,000,000
Settlements Outstanding		1,000,000	7,000,000
Settlements Outstanding - current			5,000,000
Settlements Outstanding - long-term			2,000,000
Russian Joint Venture [Member]
Related Party Transaction [Line Items]
Accounts Receivable, Related Parties, Current		6,000,000	6,000,000
Royalty Receivable		2,000,000	$ 2,000,000
Finco [Member]
Related Party Transaction [Line Items]
Restrictions on Loans and Other Fund Transfers			50
Financing Receivable, Significant Purchases			$ 51,000,000
Interest Costs Incurred			1,000,000
MPM Subsidiary Brazil Ground Lease [Member]
Related Party Transaction [Line Items]
Management Consulting Fees		1,000,000	1,000,000
Maximum [Member]
Related Party Transaction [Line Items]
Purchases from JV		33,000,000	26,000,000	1,000,000
Maximum [Member] | Momentive Performance Materials Inc. [Member]
Related Party Transaction [Line Items]
Due from Related Parties		1,000,000	1,000,000
Net Sales to Related Parties		1,000,000	1,000,000	1,000,000
Accounts Payable, Related Parties		$ 1,000,000	1,000,000
Notes Receivable From Parent [Member]
Related Party Transaction [Line Items]
Forgiveness of Note Receivable from Parent			$ 24,000,000	24,000,000
Non-cash distribution declared to parent				$ 0